Rental income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Rental Income

	December 31, 2025	December 31, 2024	December 31, 2023

Rents	$259,170,211	$231,222,791	$200,267,401
Reimbursable building services	14,438,374	13,155,755	11,240,202
Energy income	9,584,785	7,571,958	1,940,693

	$283,193,370	$251,950,504	$213,448,296